Related Party Notes Payable (Details) - Schedule of notes payable - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Outstanding principal	$ 79,214	$ 79,214
Interest expense	$ 1,313	1,935
Foreign exchange (gain) loss on principal		(2,484)	$ 1,823	$ 845	$ (4,108)
Proceeds			$ 111,740	172,031	40,595
Related Party Notes Payable Ten [Member]
Related Party Transaction [Line Items]
Outstanding principal
Accrued interest
Interest expense				41
Principal settled with equity				1,410
Interest settled with equity				44
Interest payments in cash				63
Proceeds
Related Party Notes Payable One [Member]
Related Party Transaction [Line Items]
Outstanding principal				9,411	9,196
Accrued interest				11,231	7,646
Interest expense				3,369	2,641
Foreign exchange (gain) loss on principal				810	595
Foreign exchange (gain) loss on accrued interest				679	463
Related Party Notes Payable Two [Member]
Related Party Transaction [Line Items]
Outstanding principal					737
Interest expense				16	34
Foreign exchange (gain) loss on principal				30	48
Reclassification to notes payable				730
Related Party Notes Payable Three [Member]
Related Party Transaction [Line Items]
Outstanding principal				4,244	5,045
Interest expense				141	310
Foreign exchange (gain) loss on principal				99	326
Principal payments in cash				900
Related Party Notes Payable Four [Member]
Related Party Transaction [Line Items]
Outstanding principal					240,543
Accrued interest					64,827
Interest expense				8,801	10,134
Principal settled with equity				240,543
Interest settled with equity				73,448
Related Party Notes Payable Five [Member]
Related Party Transaction [Line Items]
Outstanding principal					10,000
Accrued interest					2,839
Interest expense				869	1,611
Principal payments in cash				10,000
Interest payments in cash				3,708
Related Party Notes Payable Six [Member]
Related Party Transaction [Line Items]
Outstanding principal					18,112
Accrued interest					2,635
Interest expense				1,064	1,840
Principal and conversion premium settled with equity				3,622
Interest settled with equity				3,638
Principal payments in cash				18,112
Interest payments in cash				62	62
Related Party Notes Payable Seven [Member]
Related Party Transaction [Line Items]
Outstanding principal					8,581
Accrued interest					1,418
Interest expense				496	861
Principal conversion premium settled with equity				1,716
Interest payments settled with equity				1,914
Principal payments in cash				8,581
Related Party Notes Payable Eight [Member]
Related Party Transaction [Line Items]
Outstanding principal					900
Accrued interest					143
Interest expense				50	90
Principal conversion premium settled with equity				180
Interest payments settled with equity				193
Principal payments in cash				900
Related Party Notes Payable Nine [Member]
Related Party Transaction [Line Items]
Outstanding principal					766
Accrued interest
Interest expense				55	72
Principal settled with equity				774
Foreign exchange (gain) loss on principal				46	49
Related Party Notes Payable Ten [Member]
Related Party Transaction [Line Items]
Outstanding principal					1,410
Accrued interest					69
Interest expense					111
Principal settled with equity
Interest settled with equity
Interest payments in cash					42
Proceeds					1,410
Related Party Notes Payable Eleven [Member]
Related Party Transaction [Line Items]
Outstanding principal					424
Principal payments in cash				624
Proceeds				200	424
Related Party Notes Payable Twelve [Member]
Related Party Transaction [Line Items]
Outstanding principal					4,160
Accrued interest					313
Interest expense				211	293
Principal settled with equity				4,160
Interest settled with equity				474
Related Party Notes Payable Thirteen [Member]
Related Party Transaction [Line Items]
Outstanding principal					6,452
Accrued interest					435
Interest expense				321	435
Principal settled with equity				6,452
Interest settled with equity				721
Principal payments in cash					1,969
Proceeds					8,422
Related Party Notes Payable Fourteen [Member]
Related Party Transaction [Line Items]
Outstanding principal					4,400
Accrued interest					314
Interest expense				37	84
Principal settled with equity				4,400
Interest settled with equity				351
Related Party Notes Payable Fifteen [Member]
Related Party Transaction [Line Items]
Outstanding principal					2,240
Accrued interest					202
Interest expense				111	185
Principal settled with equity				2,240
Interest settled with equity				313
Related Party Notes Payable Sixteen [Member]
Related Party Transaction [Line Items]
Outstanding principal					300
Accrued interest					23
Interest expense				13	23
Principal settled with equity				300
Interest settled with equity				36
Proceeds					300
Related Party Notes Payable Seventeen [Member]
Related Party Transaction [Line Items]
Outstanding principal					1,500
Accrued interest					95
Interest expense				24	43
Principal settled with equity				1,500
Interest settled with equity				119
Related Party Notes Payable Eighteen [Member]
Related Party Transaction [Line Items]
Outstanding principal					380
Accrued interest					99
Interest expense				21	45
Principal settled with equity				380
Interest settled with equity				118
Principal payments in cash					120
Related Party Notes Payable Nineteen [Member]
Related Party Transaction [Line Items]
Accrued interest					4
Interest settled with equity				4
Related Party Notes Payable Twenty [Member]
Related Party Transaction [Line Items]
Outstanding principal					180
Accrued interest					10
Interest expense				8	6
Principal settled with equity				180
Interest settled with equity				17
Related Party Notes Payable Twenty One [Member]
Related Party Transaction [Line Items]
Outstanding principal					1,200
Accrued interest					192
Interest expense				55	171
Principal settled with equity				1,200
Interest settled with equity				239
Principal payments in cash					1,500
Interest payments in cash					5
Related Party Notes Payable Twenty Two [Member]
Related Party Transaction [Line Items]
Outstanding principal					11,635
Accrued interest					1,177
Interest expense				515	933
Principal settled with equity				11,635
Interest settled with equity				$ 1,692